Schedule of Segment Operating Income (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Total operating income	$ 1,235,825	$ 300,652	$ 2,404,606	$ 2,446,979	$ 3,979,049	$ 4,362,585
Total cost of goods sold	461,873	242,531	848,812	1,272,429	2,153,311	2,851,940
Operating Segments [Member]
Total operating income	1,235,825	300,652	2,404,606	2,446,979
Total cost of goods sold	461,873	242,531	848,812	1,272,429
Paper and paper-based products [Member]
Total operating income					1,748,700	1,832,286
Paper and paper-based products [Member] | Operating Segments [Member]
Total operating income	538,815	300,652	977,358	875,623
Total cost of goods sold	461,873	242,531	848,812	624,969
Licensed Cannabis Delivery [Member]
Total operating income					2,230,349	1,439,653
Non-medical Supplies [Member]
Total operating income						$ 1,090,646
Cannabis products delivery [Member] | Operating Segments [Member]
Total operating income	697,010		1,427,248	1,571,356
Total cost of goods sold				$ 647,460